VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – June 30, 2021 (Unaudited)

Shares		Value
Private Investment Funds(a) - 67.1%
	Diversified – 67.1%
	AEW Core Property Trust (U.S.), Inc.
102,423	Class A Shares	$ 108,239,455
30,198	Class B Shares	31,912,901
—	AEW Value Investors US LP(b)(c)	32,077,840
88,419	Barings Core Property Fund LP	11,998,414
28,458	Barings European Core Property Fund	39,872,348
85,567,059	CBRE U.S. Core Partners LP	130,096,126
89,172	Clarion Gables Multifamily Trust LP	117,780,048
127,263	Clarion Lion Properties Fund LP	205,879,537
—	GWL U.S. Property Fund LP(b)(d)	122,415,175
44,569	Harrison Street Core Property Fund LP	64,661,804
123,817	Heitman America Real Estate Trust LP	151,344,476
144,358	Heitman Core Real Estate Debt Income Trust LP(b)	145,251,999
680	Invesco Core Real Estate USA LP	130,196,741
1,049,052	Invesco Real Estate Asia Fund(b)	150,756,052
	LaSalle Property Fund LP
19,839	Class A Shares	33,801,555
1,422	Class B Shares	2,422,794
892,120	RREEF America REIT II, Inc.	115,958,701
3,198	Trumbull Property Fund, LP	31,866,538
5,121	Trumbull Property Income Fund, LP	65,285,049
—	US Government Building Open-End Feeder, LP(e)	63,227,925

	Total Private Investment Funds	1,755,045,478
	(Cost $1,626,456,517)
Common Stocks - 21.2%
	Apartments/Single Family Residential – 4.2%
16,812	Agree Realty Corp., REIT	1,185,078
461,258	American Homes 4 Rent, Class A Shares, REIT	17,919,873
237,073	Apartment Income REIT Corp., REIT	11,244,372
88,719	AvalonBay Communities, Inc., REIT	18,514,768
47,770	Camden Property Trust, REIT	6,337,646
825	Daiwa House REIT Investment Corp. (Japan)	2,427,704
139,405	Equity Residential, REIT	10,734,185
15,416	Essex Property Trust, Inc., REIT	4,624,954
560,488	Independence Realty Trust, Inc., REIT	10,217,696
500,527	Invitation Homes, Inc., REIT	18,664,652
118,794	Irish Residential Properties, PLC, REIT (Ireland)	214,737
51,191	Minto Apartment Real Estate Investment Trust, 144A, REIT (Canada)	988,636
139,645	STORE Capital Corp., REIT	4,819,149
128,779	UNITE Group, PLC, REIT (United Kingdom)	1,914,074
		109,807,524
	Diversified – 4.8%
20,304	American Tower Corp., REIT	5,484,923
682,323	Arena, REIT (Australia)	1,842,149
134,476	Broadstone Net Lease, Inc., REIT	3,148,083
1,012,665	Centuria Capital Group (Australia)	2,112,392
117,705	Charter Hall Group, REIT (Australia)	1,362,781
51,771	CoreSite Realty Corp., REIT	6,968,377
16,733	Covivio, REIT (France)	1,432,466
945,580	Cromwell European Real Estate Investment Trust, REIT (Singapore)	2,791,842
684,771	Dexus, REIT (Australia)	5,458,801
45,510	Digital Realty Trust, Inc., REIT	6,847,435
11,620	DR Horton, Inc.	1,050,099
488,100	Dream Industrial Real Estate Investment Trust, REIT (Canada)	6,016,593
Shares		Value

	Diversified - (continued)
29,102	Equinix, Inc., REIT	$ 23,357,265
243,600	ESR Cayman, Ltd., 144A (Hong Kong)(f)	821,356
233,883	ESR Kendall Square Co., Ltd. (South Korea)	1,563,987
79,358	Fabege AB (Sweden)	1,272,507
11,685	Gecina SA, REIT (France)	1,790,279
308,130	Ingenia Communities Group, REIT (Australia)	1,414,619
1,318,696	Irongate Group, REIT (Australia)	1,435,226
65,983	Klepierre SA, REIT (France)	1,699,970
863,000	Lendlease Global Commercial, REIT (Singapore)	526,750
1,237,205	Mapletree Logistics Trust, REIT (Singapore)	1,891,346
335,493	Merlin Properties Socimi SA, REIT (Spain)	3,471,302
368,400	Mitsubishi Estate Co., Ltd. (Japan)	5,954,662
973	Mori Hills REIT Investment Corp., REIT (Japan)	1,459,631
1,610	Nomura Real Estate Master Fund, Inc., REIT (Japan)	2,576,701
52,322	NSI NV, REIT (Netherlands)	2,019,428
19,663	Persimmon, PLC (United Kingdom)	805,468
326,604	Segro, PLC, REIT (United Kingdom)	4,944,223
1,121	United Urban Investment Corp., REIT (Japan)	1,619,054
271,518	VICI Properties, Inc., REIT	8,422,488
150,909	Vonovia SE (Germany)	9,752,575
62,648	Weyerhaeuser Co., REIT	2,156,344
66,285	Wihlborgs Fastigheter AB (Sweden)	1,437,591
		124,908,713
	Health Care – 1.3%
141,964	Healthcare Trust of America, Inc., Class A Shares, REIT	3,790,439
246,985	Healthpeak Properties, Inc., REIT	8,222,130
433,812	Primary Health Properties, PLC, REIT (United Kingdom)	923,626
267,761	Sabra Health Care REIT, Inc.	4,873,250
211,387	Welltower, Inc., REIT	17,566,260
		35,375,705
	Hotels – 1.0%
6,924	Choice Hotels International, Inc.	822,987
182,000	City Developments, Ltd. (Singapore)	988,366
1,295,200	Far East Hospitality Trust, REIT (Singapore)	558,829
185,785	MGM Growth Properties LLC, Class A Shares, REIT	6,803,447
168,902	Park Hotels & Resorts, Inc., REIT(f)	3,481,070
575,805	Sunstone Hotel Investors, Inc., REIT(f)	7,151,498
40,315	Travel + Leisure Co.	2,396,727
186,350	Xenia Hotels & Resorts, Inc., REIT(f)	3,490,335
		25,693,259
	Internet Connective Services – 0.1%
61,428	21Vianet Group, Inc., ADR (China)(f)	1,409,773
	Office Properties – 2.1%
93,374	Alexandria Real Estate Equities, Inc., REIT	16,988,466
53,600	Allied Properties Real Estate Investment Trust, REIT (Canada)	1,947,951
45,570	American Assets Trust, Inc., REIT	1,699,305
53,955	Boston Properties, Inc., REIT	6,182,704
111,795	Brandywine Realty Trust, REIT	1,532,709
124,903	Centuria Office, REIT (Australia)	218,678
65,831	City Office REIT, Inc. (Canada)	818,279
62,497	Cousins Properties, Inc., REIT	2,298,640
199	Daiwa Office Investment Corp., REIT (Japan)	1,383,367
124,390	Douglas Emmett, Inc., REIT	4,181,992
81,555	Highwoods Properties, Inc., REIT	3,683,839
130,545	Hudson Pacific Properties, Inc., REIT	3,631,762
140,622	Inmobiliaria Colonial Socimi SA, REIT (Spain)	1,420,161

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – June 30, 2021 (Unaudited) (continued)

Shares		Value

	Office Properties - (continued)
76,436	Kilroy Realty Corp., REIT	$ 5,323,003
3,467	Sekisui House Reit, Inc., REIT (Japan)	2,869,283
26,370	SL Green Realty Corp., REIT	2,109,600
		56,289,739
	Real Estate Operation/Development – 1.0%
76,148	Castellum AB (Sweden)	1,938,814
104,610	Echo Investment SA (Poland)	126,201
19,002	LEG Immobilien AG (Germany)	2,735,468
960,100	Midea Real Estate Holding, Ltd., 144A (China)	2,031,486
216,700	Mitsui Fudosan Co., Ltd. (Japan)	5,010,900
1,030,425	New World Development Co., Ltd. (Hong Kong)	5,343,732
329,100	Sun Hung Kai Properties, Ltd. (Hong Kong)	4,891,068
58,719	TAG Immobilien AG (Germany)	1,861,187
2,456,000	Zhongliang Holdings Group Co., Ltd. (China)	1,518,866
		25,457,722
	Regional Malls – 0.4%
167,530	Macerich Co. (The), REIT	3,057,422
65,160	Simon Property Group, Inc., REIT	8,502,077
		11,559,499
	Residential – 0.6%
52,420	Equity LifeStyle Properties, Inc., REIT	3,895,330
64,268	Sun Communities, Inc., REIT	11,015,535
		14,910,865
	Shopping Centers – 0.8%
1,316,000	CapitaLand Integrated Commercial Trust, REIT (Singapore)	2,048,907
39,330	Federal Realty Investment Trust, REIT	4,608,296
257,820	Kimco Realty Corp., REIT	5,375,547
203,700	Link, REIT (Hong Kong)	1,970,867
326,693	NewRiver REIT, PLC (United Kingdom)	390,906
75,045	Regency Centers Corp., REIT	4,808,133
124,335	SITE Centers Corp., REIT	1,872,485
		21,075,141
	Storage – 1.3%
91,216	Big Yellow Group, PLC, REIT (United Kingdom)	1,647,669
287,841	CubeSmart, REIT	13,332,795
55,125	Life Storage, Inc., REIT	5,917,669
43,000	Public Storage, REIT	12,929,670
		33,827,803
	Warehouse/Industrial – 3.6%
1,582,400	AIMS APAC, REIT (Singapore)	1,730,039
675,001	ARA LOGOS Logistics Trust, REIT (Singapore)	419,671
402,952	Centuria Industrial, REIT (Australia)	1,122,146
1,325	CRE Logistics, Inc., REIT (Japan)	2,233,708
33,774	CyrusOne, Inc., REIT	2,415,516
5,235,200	ESR, REIT (Singapore)	1,598,509
163,325	First Industrial Realty Trust, Inc., REIT	8,530,465
158,428	Goodman Group, REIT (Australia)	2,507,231
2,030	Industrial & Infrastructure Fund Investment Corp., REIT (Japan)	3,869,195
297,063	Industrial Logistics Properties Trust, REIT	7,765,227
118,980	Plymouth Industrial, Inc., REIT	2,381,979
268,858	Prologis, Inc., REIT	32,136,597
44,016	Rexford Industrial Realty, Inc., REIT	2,506,711
237,074	Safestore Holdings, PLC (United Kingdom)	3,105,634
4,201,000	SF Real Estate Investment Trust, REIT (Virgin Islands (British))(f)	2,369,870
311,656	Summit Industrial Income, REIT (Canada)	4,467,673
Shares		Value

	Warehouse/Industrial - (continued)
1,327,336	Tritax Big Box REIT, PLC (United Kingdom)	$ 3,606,328
567,836	WPT Industrial Real Estate Investment Trust, REIT (Canada)	10,309,630
		93,076,129

	Total Common Stocks	553,391,872
	(Cost $478,771,366)
Preferred Stocks - 2.0%
	Apartments/Single Family Residential – 0.1%
	American Homes 4 Rent, REIT,
22,685	Series F, 5.88%	583,458
36,850	Series G, 5.88%	951,467
6,009	Series H, 6.25%	165,909
6,515	CTO Realty Growth, Inc., REIT, Series A, 6.38%	165,611
5,616	Mid-America Apartment Communities, Inc., REIT, Series I, 8.50%	367,539
25,930	National Retail Properties, Inc., REIT, Series F, 5.20%	670,550
3,075	Spirit Realty Capital, Inc., REIT, Series A, 6.00%	80,565
		2,985,099
	Diversified – 0.4%
20,730	Armada Hoffler Properties, Inc., REIT, Series A, 6.75%	554,735
	Digital Realty Trust, Inc., REIT,
14,040	Series J, 5.25%	365,040
14,490	Series K, 5.85%	411,661
26,315	Series L, 5.20%	741,557
	DigitalBridge Group, Inc., REIT,
11,725	Series I, 7.15%	300,746
18,525	Series J, 7.13%	485,540
1,270	EPR Properties, REIT, Series G, 5.75%	32,664
	PS Business Parks, Inc., REIT,
19,490	Series W, 5.20%	496,800
23,940	Series X, 5.25%	636,086
13,733	Series Y, 5.20%	366,809
23,401	Series Z, 4.88%	650,548
	UMH Properties, Inc., REIT,
14,767	Series C, 6.75%	386,895
5,710	Series D, 6.38%	150,401
	Vornado Realty Trust, REIT,
34,415	Series K, 5.70%	895,478
22,822	Series L, 5.40%	592,003
43,928	Series M, 5.25%	1,178,588
107,995	Series N, 5.25%	2,913,705
		11,159,256
	Health Care – 0.0%
	Diversified Healthcare Trust, REIT,
9,960	6.25%	247,008
3,180	5.63%	76,924
		323,932
	Hotels – 0.2%
61,165	Chatham Lodging Trust, REIT, Series A, 6.63%	1,590,290
26,720	DiamondRock Hospitality Co., REIT, 8.25%	768,200
	Hersha Hospitality Trust, REIT,
4,575	Series C, 6.88%	113,734
2,490	Series D, 6.50%	58,640
3,540	Series E, 6.50%	83,367
	Pebblebrook Hotel Trust, REIT,
5,600	Series C, 6.50%	140,392
20,050	Series D, 6.38%	505,661
1,935	Series F, 6.30%	48,936

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – June 30, 2021 (Unaudited) (continued)

Shares		Value

	Hotels - (continued)
48,875	Series G, 6.38%	1,332,332
9,835	Sunstone Hotel Investors, Inc., REIT, Series H, 6.13%	279,216
		4,920,768
	Office Properties – 0.2%
80	Highwoods Properties, Inc., REIT, Series A, 8.63%	104,000
15,810	Office Properties Income Trust, REIT, 6.38%	425,605
120,531	SL Green Realty Corp., REIT, Series I, 6.50%	3,067,514
33,565	VEREIT, Inc., REIT, Series F, 6.70%	848,188
		4,445,307
	Shopping Centers – 0.4%
	Kimco Realty Corp., REIT,
22,658	Series L, 5.13%	587,522
26,764	Series M, 5.25%	715,937
40,750	RPT Realty, REIT, Series D, 7.25%	2,323,158
	Saul Centers, Inc., REIT,
2,530	Series D, 6.13%	66,741
52,000	Series E, 6.00%	1,417,000
55,507	SITE Centers Corp., REIT, Series A, 6.38%	1,494,248
	Urstadt Biddle Properties, Inc., REIT,
63,325	Series H, 6.25%	1,657,849
39,420	Series K, 5.88%	1,033,198
		9,295,653
	Storage – 0.6%
68,502	National Storage Affiliates Trust, REIT, Series A, 6.00%	1,849,554
	Public Storage, REIT,
13,102	Series D, 4.95%	328,598
11,210	Series E, 4.90%	285,967
3,375	Series F, 5.15%	90,484
32,680	Series G, 5.05%	865,366
221,133	Series H, 5.60%	6,324,404
13,310	Series I, 4.88%	367,622
9,495	Series J, 4.70%	265,765
19,500	Series K, 4.75%	537,810
42,470	Series L, 4.63%	1,169,624
38,190	Series M, 4.13%	994,850
2,345	Series N, 3.88%	59,633
1,510	Series O, 3.90%	39,592
95,000	Series P, 4.00%	2,401,600
		15,580,869
	Warehouse/Industrial – 0.1%
8,310	QTS Realty Trust, Inc., REIT, Series A, 7.13%	214,315
	Rexford Industrial Realty, Inc., REIT,
19,570	Series A, 5.88%	492,775
34,948	Series B, 5.88%	937,305
86,425	Series C, 5.63%	2,363,724
		4,008,119

	Total Preferred Stocks	52,719,003
	(Cost $50,429,517)
Par
Corporate Debt - 0.3%
	Apartments/Single Family Residential – 0.1%
$3,334,000	American Homes 4 Rent LP, REIT, 4.90%, 2/15/2029	3,879,440
	Diversified – 0.1%
2,823,000	Vornado Realty LP, REIT, 2.15%, 6/1/2026	2,862,668
Par		Value
	Health Care – 0.1%
$1,870,000	Welltower, Inc., REIT, 4.00%, 6/1/2025	$ 2,062,607

	Total Corporate Debt	8,804,715
	(Cost $8,817,709)
Commercial Mortgage Backed Securities - 5.1%
	BANK,
23,841,000	0.93%, 10/17/2052 Ser 2019-BN21, Class XF, 144A(g)	1,586,037
9,170,167	1.01%, 12/15/2052 Ser 2019-BN23, Class XD, 144A(g)	693,551
1,500,000	2.50%, 12/15/2052 Ser 2019-BN23, Class E, 144A	1,334,851
9,188,000	0.61%, 12/15/2053 Ser 2020-BN30, Class XD, 144A(g)	468,065
1,600,000	2.50%, 12/15/2053 Ser 2020-BN30, Class D, 144A(g)	1,478,403
1,160,500	2.50%, 12/15/2053 Ser 2020-BN30, Class E, 144A(g)	1,014,852
8,575,000	1.42%, 11/15/2054 Ser 2017-BNK9, Class XD, 144A(g)	699,404
1,600,000	3.08%, 6/15/2060 Ser 2017-BNK5, Class D, 144A(g)	1,467,287
3,000,000	4.25%, 6/15/2060 Ser 2017-BNK5, Class E, 144A(g)	2,407,984
4,000,000	1.50%, 11/15/2062 Ser 2019-BN22, Class XF, 144A(g)	389,797
2,000,000	1.96%, 11/15/2062 Ser 2019-BN22, Class F, 144A(g)	1,240,766
9,703,500	0.92%, 1/15/2063 Ser 2020-BN25, Class XD, 144A(g)	674,680
6,000,000	1.50%, 1/15/2063 Ser 2020-BN25, Class XF, 144A	594,808
6,000,000	1.92%, 1/15/2063 Ser 2020-BN25, Class F, 144A(g)	3,717,129
1,250,000	2.50%, 1/15/2063 Ser 2020-BN25, Class E, 144A	1,051,945
3,000,000	3.41%, 3/15/2063 Ser 2020-BN26, Class C(g)	3,106,118
7,000,000	1.01%, 5/15/2064 Ser 2021-BN33, Class XD, 144A(g)	561,502
1,750,000	2.50%, 5/15/2064 Ser 2021-BN33, Class D, 144A	1,609,967
	BBCMS Mortgage Trust, 144A
12,250,000	1.43%, 10/15/2053 Ser 2020-C8, Class XD(g)	1,462,241
2,400,000	2.25%, 10/15/2053 Ser 2020-C8, Class D	2,109,935
	BENCHMARK Mortgage Trust, 144A
12,667,000	1.11%, 1/15/2051 Ser 2018-B1, Class XE(g)	899,871
2,500,000	3.00%, 1/15/2051 Ser 2018-B1, Class E(g)	1,754,216
5,520,000	1.50%, 4/10/2051 Ser 2018-B3, Class XD(g)	481,622
2,000,000	3.06%, 4/10/2051 Ser 2018-B3, Class D(g)	1,878,461
1,719,500	3.12%, 10/10/2051 Ser 2018-B6, Class D(g)	1,662,549
3,800,000	1.09%, 2/15/2053 Ser 2020-B16, Class XD(g)	321,279
1,000,000	2.50%, 2/15/2053 Ser 2020-B16, Class D	895,099
1,500,000	2.50%, 2/15/2053 Ser 2020-B16, Class E	1,256,235
10,000,000	1.42%, 1/15/2054 Ser 2020-B22, Class XD(g)	1,166,109
3,950,000	2.00%, 1/15/2054 Ser 2020-B22, Class D	3,376,264
3,500,000	2.00%, 2/15/2054 Ser 2021-B23, Class E	2,796,207
18,000,000	1.57%, 4/15/2054 Ser 2021-B25, Class XD(g)	2,380,529
13,000,000	1.48%, 6/15/2054 Ser 2021-B26, Class XD(g)	1,568,479
4,000,000	2.00%, 6/15/2054 Ser 2021-B26, Class E	3,353,531
6,500,000	1.01%, 8/15/2057 Ser 2019-B13, Class XF(g)	431,571
4,000,000	1.51%, 8/15/2057 Ser 2019-B13, Class XD(g)	430,132
6,500,000	3.00%, 8/15/2057 Ser 2019-B13, Class F	4,452,568
2,500,000	3.61%, 3/15/2062 Ser 2019-B10, Class F(g)	1,562,316
2,750,000	CD Mortgage Trust, 3.10%, 8/15/2051 Ser 2018-CD7, Class D, 144A(g)	2,618,239
4,500,000	CGMS Commercial Mortgage Trust, 3.00%, 8/15/2050 Ser 2017-B1, Class D, 144A	4,138,663
	Citigroup Commercial Mortgage Trust, 144A
1,000,000	5.18%, 9/10/2046 Ser 2013-GC15, Class D(g)	1,013,883
1,000,000	3.18%, 6/10/2051 Ser 2018-C5, Class D(g)	919,489
5,000,000	0.62%, 11/10/2052 Ser 2019-GC43, Class XF(g)	217,484
3,750,000	0.62%, 11/10/2052 Ser 2019-GC43, Class XG(g)	160,944
3,750,000	3.00%, 11/10/2052 Ser 2019-GC43, Class G	2,452,237
2,800,000	3.00%, 8/10/2056 Ser 2019-GC41, Class F	1,893,112
	Comm Mortgage Trust,
1,094,000	5.35%, 5/15/2045 Ser 2012-CR1, Class C(g)	1,051,014
1,000,000	5.35%, 5/15/2045 Ser 2012-CR1, Class D, 144A(g)	868,445

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – June 30, 2021 (Unaudited) (continued)

Par		Value

$2,500,000	4.32%, 12/10/2045 Ser 2012-CR5, Class F, 144A(g)	$ 1,692,246
2,100,000	4.32%, 12/10/2045 Ser 2012-CR5, Class E, 144A(g)	1,963,001
1,146,500	4.31%, 1/10/2046 Ser 2013-LC6, Class D, 144A(g)	1,135,222
3,250,000	4.09%, 3/10/2046 Ser 2013-CR6, Class E, 144A(g)	2,701,951
2,600,000	4.85%, 5/10/2047 Ser 2014-CR17, Class D, 144A(g)	2,452,397
1,500,000	3.50%, 9/10/2047 Ser 2014-UBS5, Class D, 144A	1,248,225
2,730,000	1.03%, 8/15/2057 Ser 2019-GC44, Class XD, 144A(g)	212,764
3,980,500	CSAIL Commercial Mortgage Trust, 1.98%, 3/15/2052 Ser 2019-C15, Class XD, 144A(g)	510,446
	Freddie Mac Multifamily Structured Pass Through Certificates,
10,000,000	2.63%, 2/25/2049 FHMS, Ser K123, Class X3(g)	2,067,567
6,880,000	2.45%, 3/25/2049 FHMS, Ser K741, Class X3(g)	950,727
4,750,000	2.95%, 6/25/2049 FHMS, Ser K743, Class X3(g)	850,653
	GS Mortgage Securities Trust,
4,463,000	5.64%, 8/10/2043 Ser 2010-C1, Class C, 144A(g)	4,198,687
2,500,000	5.55%, 5/10/2045 Ser 2012-GCJ7, Class D, 144A(g)	2,351,020
2,000,000	4.74%, 8/10/2046 Ser 2013-GC14, Class F, 144A(g)	1,351,590
1,250,000	4.74%, 8/10/2046 Ser 2013-GC14, Class D, 144A(g)	1,233,932
3,500,000	4.96%, 4/10/2047 Ser 2014-GC20, Class D, 144A(g)	2,115,811
3,600,600	4.51%, 11/10/2047 Ser 2014-GC26, Class C(g)	3,616,489
4,249,000	2.46%, 5/12/2053 Ser 2020-GC47, Class F, 144A(g)	3,268,588
1,500,000	3.46%, 5/12/2053 Ser 2020-GC47, Class D, 144A(g)	1,496,055
	JP Morgan Chase Commercial Mortgage Securities Trust, 144A
1,698,000	5.68%, 11/15/2043 Ser 2010-C2, Class C(g)	1,684,701
3,000,000	5.43%, 8/15/2046 Ser 2011-C5, Class C(g)	2,997,893
	JPMBB Commercial Mortgage Securities Trust,
1,500,000	4.56%, 8/15/2046 Ser 2013-C14, Class C(g)	1,418,858
1,425,000	4.66%, 4/15/2047 Ser 2014-C19, Class D, 144A(g)	1,436,724
2,525,000	3.70%, 11/15/2047 Ser 2014-C24, Class D, 144A(g)	1,641,491
	Morgan Stanley Bank of America Merrill Lynch Trust,
1,250,000	4.77%, 6/15/2047 Ser 2014-C16, Class D, 144A(g)	963,036
19,510,626	1.27%, 5/15/2050 Ser 2017-C33, Class XA(g)	1,107,556
	Morgan Stanley Capital I Trust,
1,414,000	3.00%, 6/15/2052 Ser 2019-H6, Class D, 144A	1,296,284
1,908,000	4.15%, 6/15/2052 Ser 2019-H6, Class C(g)	1,967,318
2,000,000	4.13%, 7/15/2052 Ser 2019-H7, Class C	2,131,150
2,629,600	2.50%, 5/15/2054 Ser 2021-L5, Class F, 144A	1,891,439
13,053,043	SG Commercial Mortgage Securities Trust, 1.94%, 10/10/2048 Ser 2016-C5, Class XA(g)	813,125
	UBS-Barclays Commercial Mortgage Trust, 144A
21,760,876	1.58%, 12/10/2045 Ser 2012-C4, Class XA(g)	300,927
2,000,000	5.04%, 8/10/2049 Ser 2012-C3, Class D(g)	2,050,178
27,762,595	Wells Fargo Commercial Mortgage Trust, 1.88%, 7/15/2053 Ser 2020-C58, Class XA(g)	3,825,644

	Total Commercial Mortgage Backed Securities	134,613,565
	(Cost $136,558,805)
Shares
Short-Term Investment - 4.4%
114,303,073	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Share Class, 0.01%	114,303,073
	(Cost $114,303,073)
	Total Investments - 100.1%	2,618,877,706
	(Cost $2,415,336,987)
	Other Assets - (0.1)%	(3,687,676)
	Net Assets - 100.0%	$2,615,190,030

(a)	Restricted Securities.
(b)	The Fund owns more than 5.0% of the Private Investment Fund, but has contractually limited its voting interests to less than 5.0% of total voting interests.
(c)	Partnership is not designated in units. The Fund owns approximately 16.4% of this Fund.
(d)	Partnership is not designated in units. The Fund owns approximately 12.8% of this Fund.
(e)	Partnership is not designated in units. The Fund owns approximately 2.8% of this Fund.
(f)	Non-income producing security.
(g)	Variable rate security. The coupon is based on an underlying pool of mortgages. The rate reported is the rate in effect at period end.
Portfolio Abbreviations:
144A - Rule 144A Security
ADR - American Depositary Deposit
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
Industry	% of Net Assets
Diversified	72.4%
Commercial Mortgage Backed Securities	5.1%
Apartments/Single Family Residential	4.4%
Short-Term Investment	4.4%
Warehouse/Industrial	3.7%
Office Properties	2.3%
Storage	1.9%
Health Care	1.4%
Hotels	1.2%
Shopping Centers	1.2%
Real Estate Operation/Development	1.0%
Residential	0.6%
Regional Malls	0.4%
Internet Connective Services	0.1%
Liabilities in excess of Other Assets	(0.1)%
Total	100.0%

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Notes to Portfolio of Investments
For the Period Ended June 30, 2021 (Unaudited)

Securities Valuation - Consistent with Section 2(a)(41) of the 1940 Act, the Fund prices its securities as follows:
Publicly Traded Securities - Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the official closing price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no published closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the closing price of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If, after the close of a domestic or foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, the domestic or foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).
Securities traded in the over-the-counter market, such as fixed-income securities and certain equities, including listed securities whose primary market is believed by Versus Capital Advisors LLC (the “Adviser”) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board deems appropriate to reflect their fair market value. If there has been no official closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Fixed-income securities typically will be valued on the basis of prices provided by a pricing service, generally an evaluated price or the mean of closing bid and ask prices obtained by the pricing service, when such prices are believed by the Adviser to reflect the fair market value of such securities. Furthermore, the Fund’s Adviser will review the valuation methodology of any pricing service used in the Fund’s investment valuation process, subject to oversight and/or approval of the Board.
Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.
Investments in open-end mutual funds are valued at their closing NAV.
Securities for which market prices are unavailable, or securities for which the Adviser determines that the market quotation is unreliable, will be valued at fair value pursuant to procedures approved by the Board. In these circumstances, the Adviser determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.
Private Investment Funds - The Board has adopted procedures pursuant to which the Fund will value its investments in Private Investment Funds. Before investing in any Private Investment Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by such Private Investment Fund, which as a general matter will employ market values when available, and otherwise look at principles of fair value that the Adviser reasonably believes to be consistent with (but not necessarily the same as) those used by the Fund for valuing its own investments. The Adviser shall use its best efforts to ensure that each private Investment Fund has in place policies and procedures that are consistent with the practices provided for in the Real Estate Information Standards (‘‘REIS’’), as established and amended by the National Council of Real Estate Investment Fiduciaries (‘‘NCREIF’’) in conjunction with the Pension Real Estate Association (‘‘PREA’’), or comparable standards which may apply. REIS provides underlying principles behind the disclosure of reliable information with adequate policies and practices that include, but are not limited to the following:
•  Property valuation standards and policy that are expected to be applied consistent with Generally Accepted Accounting Principles (“GAAP”) fair value principles and uniform appraisal standards or such comparable standards as may apply to international managers. Real estate investments are required to be valued, (a) internally (by the Private Investment Fund’s manager) with third party (preferably an accounting or valuation firm) oversight to assure the reasonableness of and compliance with valuation policies, at least quarterly and (b) externally by an appraiser or other third party on an annual basis. Furthermore, the valuations should be performed with impartiality, objectivity and independence, and with control to demonstrate they have been completed fairly. This includes the maintenance of records of methods and techniques for valuation with sufficient documentation to understand the scope of work completed.
•  Market Value Accounting and Reporting Standards including the production of quarterly financial statements and annual audited financials. This also incorporates quarterly performance measurement and reporting standards for every asset held by the Private Investment Fund. After investing in a Private Investment Fund, the Adviser will monitor the valuation methodology used by such Private Investment Fund and its manager.
The Fund values its investments in Private Investment Funds based in large part on valuations provided by the managers of the Private Investment Funds and their agents. These fair value calculations will involve significant professional judgment by the managers of the Private Investment Funds in the application of both observable and unobservable attributes. The calculated NAVs of the Private Investment Funds’ assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of the Private Investment Funds and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. The Board and the Adviser may not have the ability to assess the accuracy of these valuations. Because a significant portion of the Fund’s assets are invested in Investment Funds, these valuations have a considerable impact on the Fund’s NAV.
For each quarterly period that the NAVs of the Private Investment Funds are calculated by the managers of such funds, each Private Investment Fund’s NAV is typically adjusted based on the actual income and appreciation or depreciation realized by such Private Investment Fund when the quarterly valuations and income are reported. The Adviser will review this information for reasonableness based on its knowledge of current market conditions and the individual characteristics of each Investment Fund and may clarify or validate the reported information with the applicable manager of the

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Notes to Portfolio of Investments
For the Period Ended June 30, 2021 (Unaudited) (continued)

Private Investment Fund. The Adviser may conclude, in certain circumstances, that the information provided by any such manager does not represent the fair value of the Fund’s investment in a Private Investment Fund and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Adviser’s Valuation Committee may determine to value the Fund’s investment in the Private Investment Fund at a discount or a premium to the reported value received from the Private Investment Fund. Any such decision will be made in good faith by the Adviser’s Valuation Committee, subject to the review and ratification of the Board’s Valuation Committee. The Funds’ valuation of each Private Investment Fund is individually updated as soon as the Adviser completes its reasonableness review, including any related necessary additional information validations with the manager of the Private Investment Fund, and typically within 45 calendar days after the end of each quarter for all Private Investment Funds. Additionally, between the quarterly valuation periods, the NAVs of such Private Investment Funds are adjusted daily based on the total return that each private Investment Fund is estimated by the Adviser to generate during the current quarter. The Adviser’s Valuation Committee monitors these estimates regularly and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Board’s Valuation Committee. The June 30, 2021 Portfolio of Investments presented herein reports the value of all the Fund’s investments in Private Investment Funds at the respective NAVs provided by the managers of the Private Investment Funds and their agents, which may differ from the valuations used by the Fund in its June 30, 2021 NAV calculation.
Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities.
Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•     Level 1 – unadjusted quoted prices in active markets for identical securities
•    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)
•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on national exchanges.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of June 30, 2021 is as follows:
	Total Market Value at 06/30/2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$553,391,872	$437,583,569	$115,808,303	$—
Preferred Stocks*	52,719,003	52,615,003	104,000	—
Corporate Debt	8,804,715	—	8,804,715	—
Commercial Mortgage Backed Securities	134,613,565	—	134,613,565	—
Short-Term Investment	114,303,073	114,303,073	—	—
Subtotal	$863,832,228	$604,501,645	$259,330,583	$—
Private Investment Funds (held at NAV)*	1,755,045,478
Total	$2,618,877,706
*	See Portfolio of Investments for industry breakout.
Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).
Market Risk Factors - The Fund’s investments in securities and/or financial instruments may expose the Fund to various market risk factors including, but not limited to the following:
General Market Fluctuations Will Affect the Fund’s Returns. The Fund’s investments in Private Investment Funds and real estate securities may be negatively affected by the broad investment environment in the real estate market, the debt market and/or the equity securities market.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Notes to Portfolio of Investments
For the Period Ended June 30, 2021 (Unaudited) (continued)

General Risks of the Private Investment Funds Investing in Real Estate. The Fund will not invest in real estate directly, but, because the Fund will invest in Private Investment Funds that qualify as REITs or investment vehicles treated similarly as private REITs, the Fund’s investment portfolio will be significantly impacted by the performance of the real estate market.
Risks of Investing in Equity Securities. The prices of equity and preferred securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in shareholder rights associated with such securities.
Risks Relating to Current Interest Rate Environment. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). This is especially true under current conditions because interest rates and bond yields are near historically low levels. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields.
Market Disruption and Geopolitical Risk. The Fund may be adversely affected by uncertainties such as terrorism, international political developments, tariffs and trade wars, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested. Likewise, natural and environmental disasters, epidemics or pandemics, and systemic market dislocations may be highly disruptive to economies and markets. For example, an outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak has caused significant market volatility and declines in global financial markets and may continue to adversely affect global and national economies, the financial performance of individual issuers, borrowers and sectors, and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The COVID-19 pandemic and its effects could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates, and adverse effects on the values and liquidity of securities or other assets. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. Other epidemics or pandemics that arise in the future may have similar impacts.
Restricted Securities - Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. This and other important information are described in the Fund's Prospectus.
As of June 30, 2021, the Fund invested in the following restricted securities:
Security(a)	Acquisition Date(b)	Shares/Par	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)	% of Net Assets	Redemption Notice(d)
AEW Core Property Trust (U.S.), Inc.
Class A Shares	7/2/2013	102,423	$99,048	$108,239	$—	4.1%	45 Days(e)
Class B Shares	7/2/2013	30,198	29,203	31,913	—	1.2%	45 Days
AEW Value Investors US LP	8/17/2017	—	27,218	32,078	39,718	1.2%	90 Days
Barings Core Property Fund LP	9/30/2013	88,419	10,901	11,998	—	0.5%	60 Days(f)
Barings European Core Property Fund	6/13/2017	28,458	37,516	39,872	25,000	1.5%	60 Days
CBRE U.S. Core Partners LP	3/29/2018	85,567,059	120,312	130,096	—	5.0%	60 Days
Clarion Gables Multifamily Trust LP	3/4/2019	89,172	115,944	117,780	—	4.5%	90 Days
Clarion Lion Properties Fund LP	7/1/2013	127,263	174,217	205,879	—	7.9%	90 Days(e)
GWL U.S. Property Fund LP	12/30/2019	—	120,000	122,415	—	4.7%	90 Days
Harrison Street Core Property Fund LP	8/13/2014	44,569	59,772	64,662	—	2.5%	45 Days
Heitman America Real Estate Trust LP	12/2/2014	123,817	148,762	151,344	—	5.8%	90 Days(e)
Heitman Core Real Estate Debt Income Trust LP	4/1/2017	144,358	146,897	145,252	—	5.5%	90 Days
Invesco Core Real Estate USA LP	12/31/2013	680	114,500	130,197	35,000	5.0%	45 Days
Invesco Real Estate Asia Fund	9/30/2014	1,049,052	133,426	150,756	—	5.8%	45 Days
LaSalle Property Fund LP
Class A Shares	8/31/2015	19,839	32,121	33,802	—	1.3%	45 Days
Class B Shares	8/31/2015	1,422	2,302	2,423	—	0.1%	45 Days
RREEF America REIT II, Inc.	9/30/2013	892,120	105,590	115,959	—	4.4%	45 Days

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Notes to Portfolio of Investments
For the Period Ended June 30, 2021 (Unaudited) (continued)

Security(a)	Acquisition Date(b)	Shares/Par	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)	% of Net Assets	Redemption Notice(d)
Trumbull Property Fund, LP	9/30/2013	3,198	$34,428	$31,867	$—	1.2%	60 Days(f)
Trumbull Property Income Fund, LP	4/1/2016	5,121	62,413	65,285	—	2.5%	60 Days(f)
US Government Building Open-End Feeder, LP	5/1/2014	—	51,887	63,228	—	2.4%	60 Days
Total			$1,626,457	$1,755,045	$99,718	67.1%
(a)	The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail and office properties in targeted metropolitan areas. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real estate while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.
(b)	Represents initial acquisition date as shares are purchased at various dates through the current period.
(c)	At period end, the Fund has an additional outstanding unfunded commitment of $75 million related to a new Investment Fund.
(d)	The investment funds provide for a quarterly redemption subject to the notice period listed.
(e)	The Fund submitted a partial redemption request prior to period end, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.
(f)	The Fund submitted a full redemption request prior to period end, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.